Options and Warrants (Details) - Schedule of Stock Options Roll Forward (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options for Shares [Member]
Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Options Outstanding at Beginning of Period	10,133,506	6,837,606	3,717,606
Options Granted	100,000	3,445,900	3,285,000
Options Exercised	(45,000)	(150,000)	(165,000)
Options Forfeited	0	0	0
Options Cancelled	0	0	0
Options Expired	0	0	0
Options Outstanding at End of Period	10,188,506	10,133,506	6,837,606
Weighted Average Exercise Price [Member]
Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Options Outstanding at Beginning of Period	$ 0.74	$ 0.59	$ 0.60
Options Granted	$ 1.04	$ 1.00	$ 0.59
Options Exercised	$ 0.72	$ 0.50	$ 0.50
Options Forfeited	$ 0	$ 0	$ 0
Options Cancelled	$ 0	$ 0	$ 0
Options Expired	$ 0	$ 0	$ 0
Options Outstanding at End of Period	$ 0.74	$ 0.74	$ 0.59